Earnings Loss Per Share - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Reverse stock split	0.01
Shares, stock split	10
Ordinary shares, par value (in dollars per share)	$ 0.00001
Convertible preferred shares, par value	$ 0.00001
Shares issued to depository bank (in shares)		6,000,000	8,207,178
Convertible Preferred Stock
Earnings Per Share Disclosure [Line Items]
Shares, stock split	10